Organization and Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	$ 2,410	$ 2,344
Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	700	679
Stock Index Fund | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	356	372
Stock Index Fund | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	357	365
Stock Index Fund | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	498	490
Stock Index Fund | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	389	438
Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	3
Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	107
Total Liabilities at Fair Value	996
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	2,300	2,344
Level 1 | Fixed Income Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	700	679
Level 1 | Stock Index Fund | Small Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	356	372
Level 1 | Stock Index Fund | Mid Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	357	365
Level 1 | Stock Index Fund | Large Cap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	498	490
Level 1 | Stock Index Fund | International
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	389	$ 438
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	110
Level 2 | Cash and Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	3
Level 2 | Mexican Peso Forward Contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	107
Total Liabilities at Fair Value	$ 996